BUSINESS ACQUISITION (Details) - USD ($)	1 Months Ended
	Aug. 26, 2016	Jul. 31, 2016	Feb. 28, 2018	Feb. 28, 2017
Intangible assets
Goodwill			$ 291,382,129	$ 267,162,685
Shanghai YaYa [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	$ 616,947
Account receivables	4,869,685
Rental deposits	89,375
Property and equipment, net	90,426
Intangible assets
Deferred tax liabilities	(2,522,867)
Noncontrolling interest	(18,443,545)
Total purchase consideration	24,910,031
Goodwill	30,888,052
Other current assets	845,178
Other current liabilities	(1,614,688)
Shunshun Bida [Member]
Business Acquisition [Line Items]
Cash and cash equivalents		$ 11,121,264
Rental deposits		1,306,135
Property and equipment, net		423,538
Intangible assets
Deferred tax liabilities		(2,052,906)
Deferred revenue		(24,750,882)
Noncontrolling interest		(28,897,000)
Total purchase consideration		68,419,789
Goodwill		93,004,827
Other current assets		12,782,176
Other current liabilities		(4,642,267)
Trade name [Member] | Shanghai YaYa [Member]
Intangible assets
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 5,727,995
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	10 years
Trade name [Member] | Shunshun Bida [Member]
Intangible assets
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles		$ 6,780,070
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		10 years 4 months 24 days
Customer relationship [Member] | Shanghai YaYa [Member]
Intangible assets
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 3,703,704
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	4 years 3 months 18 days
School cooperation agreements [Member] | Shunshun Bida [Member]
Intangible assets
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles		$ 3,344,834
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		6 years 4 months 24 days
User Base [Member] | Shanghai YaYa [Member]
Intangible assets
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 659,769
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	1 year 3 months 18 days